All Sectors Fund
Schedule of Investments
October 31, 2002 (Unaudited)

Common Stocks - 48.4%                                                           Shares                      Value

Aircraft - 5.1%
Northrop Grumman Corp.                                                                 70                   $      7,219
                                                                                                      -------------------

Electromedical & Electrotherapeutic Apparatus - 6.7%
Varian Medical Systems, Inc. (a)                                                      198                          9,548
                                                                                                      -------------------

Guided Missiles & Space Vehicles & Parts - 5.5%
Lockheed Martin Corp.                                                                 134                          7,759
                                                                                                      -------------------

Hospital & Medical Service Plans - 6.6%
Anthem, Inc. (a)                                                                      150                          9,450
                                                                                                      -------------------

Motor Vehicle Parts & Accessories - 5.6%
TRW, Inc.                                                                             148                          7,888
                                                                                                      -------------------

Services - General Medical & Surgical Hospitals - 3.8%
Tenet Healthcare Corp. (a)                                                            188                          5,405
                                                                                                      -------------------

Services - Health Services - 1.1%
Wellpoint Health Network, Inc. (a)                                                     20                          1,504
                                                                                                      -------------------

Surgical & Medical Instruments & Apparatus - 14.0%
Boston Scientific Corp. (a)                                                           274                         10,311
Stryker Corp. (a)                                                                     150                          9,465
                                                                                                      -------------------
                                                                                                      -------------------
                                                                                                                  19,776
                                                                                                      -------------------

TOTAL COMMON STOCKS (Cost $72,091)                                                                                68,549
                                                                                                      -------------------

Mutual Funds - 17.7%
Rydex Banking Mutual Fund (Cost $26,576)                                            3,229                         25,090
                                                                                                      -------------------

Unit Investment Trust - 18.7%
iShares Dow Jones US Real Estate Index Fund (Cost $28,846)                            352                         26,396
                                                                                                      -------------------

Money Market Securities - 1.6%
Huntington Money Market Fund - Investment A, 0.67%, (Cost $2,214) (b)               2,214                          2,214
                                                                                                      -------------------

TOTAL INVESTMENTS (Cost $129,727) - 86.4%                                                                  $     122,249
                                                                                                      -------------------
Cash and other assets less liabilities - 13.6%                                                                    19,231
                                                                                                      -------------------
TOTAL NET ASSETS - 100.0%                                                                                  $     141,480
                                                                                                      ===================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2002.

All Sectors Fund
Statement of Assets and Liabilities
    October 31, 2002 (Unaudited)


Assets
Investments in securities, at value (cost $129,727)                                    $ 122,249
Receivable from Advisor                                                                   33,743
                                                                               ------------------
     Total assets                                                                        155,992
                                                                               ------------------

Liabilities
Management fees accrued                                                                      655
12b-1 fees accrued                                                                           177
Accrued expenses                                                                          13,680
                                                                               ------------------
     Total liabilities                                                                    14,512
                                                                               ------------------

Net Assets                                                                             $ 141,480
                                                                               ==================

Net Assets consist of:
Paid in capital                                                                          183,656
Accumulated net investment income (loss)                                                    (782)
Accumulated undistributed net realized gain (loss) on investments                        (33,916)
Net unrealized appreciation (depreciation) on investments                                 (7,478)
                                                                               ------------------

Net Assets, for 18,325 shares                                                          $ 141,480
                                                                               ==================

Net Asset Value
Offering price and redemption price per share ($141,480 / 18,325)                         $ 7.72
                                                                               ==================

All Sectors Fund
Statement of Operations for the Period June 4, 2002 (Commencement of Operations) to October 31, 2002 (Unaudited)


Investment Income
Dividend income                                                                           $ 683
Interest income                                                                             128
                                                                               -----------------
  Total Income                                                                              811
                                                                               -----------------

Expenses
Investment advisory fee                                                                     707
12b-1 fees                                                                                  177
Administration fees                                                                       6,920
Transfer agent fees                                                                       4,777
Pricing & bookkeeping fees                                                                5,846
Custodian expenses                                                                        1,233
Audit expenses                                                                            2,959
Legal expenses                                                                            6,164
Printing expenses                                                                         2,096
Trustee expenses                                                                            822
Registration expenses                                                                       822
Miscellaneous expenses                                                                    3,123
                                                                               -----------------
  Total Expenses                                                                         35,646
Reimbursed expenses                                                                     (34,053)
                                                                               -----------------
Total operating expenses                                                                  1,593
                                                                               -----------------
                                                                               -----------------
Net Investment Income (Loss)                                                               (782)
                                                                               -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                       (33,916)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                              (7,478)
                                                                               -----------------
                                                                               -----------------
Net increase (decrease) in net assets resulting from operations                       $ (42,176)
                                                                               =================

All Sectors Fund
Statement of Changes In Net Assets for the Period June 4, 2002
   (Commencement of Operations) to October 31, 2002 (Unaudited)

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                      $ (782)
  Net realized gain (loss) on investment securities                                (33,916)
  Change in net unrealized appreciation (depreciation)                              (7,478)
                                                                           ----------------
                                                                           ----------------
  Net increase (decrease) in net assets resulting from operations                  (42,176)
                                                                           ----------------
Capital Share Transactions
  Proceeds from shares sold                                                        228,226
  Reinvestment of distributions                                                          -
  Amount paid for shares repurchased                                               (44,570)
                                                                           ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                       183,656
                                                                           ----------------
                                                                           ----------------
Total Increase (Decrease) in Net Assets                                            141,480
                                                                           ----------------

Net Assets
  Beginning of period                                                                    -
                                                                           ----------------
  End of period                                                                  $ 141,480
                                                                           ================


Capital Share Transactions
  Shares sold                                                                       23,540
  Shares issued in reinvestment of distributions                                         -
  Shares repurchased                                                                (5,215)
                                                                           ----------------

  Net increase (decrease) from capital transactions                                 18,325
                                                                           ================

All Sectors Fund
Financial Highlights for the Period June 4, 2002 (Commencement of Operations) to
   October 31, 2002 (Unaudited)


Selected Per Share Data
Net asset value, beginning of period                         $ 10.00
                                                ---------------------
Income from investment operations
   Net investment income                                       (0.04)
   Net realized and unrealized gain / (loss)                   (2.24)
                                                ---------------------
Total from investment operations                               (2.28)
                                                ---------------------

Net asset value, end of period                                $ 7.72
                                                =====================

Total Return                                                  (22.80)%(b)

Ratios and Supplemental Data
Net assets, end of period (000's)                               $141
Ratio of expenses to average net assets                        2.25%  (a)
Ratio of expenses to average net assets
   before reimbursement                                       50.42%  (a)
Ratio of net investment income to
   average net assets                                          (1.11)%(a)
Ratio of net investment income to
   average net assets before reimbursement                    (49.27)%(a)
Portfolio turnover rate                                      247.53%

(a) Annualized.
(b) For a period of less than a full year, the total return is not annualized.

                                All Sectors Fund
                          Notes to Financial Statements
                          October 31, 2002 (Unaudited)

NOTE 1.  ORGANIZATION

All Sectors Fund (the "Fund") is the initial series of Metric Wisdom Funds (the "Trust"). The Trust is an open-end investment management company and was organized as a Delaware business trust on August 20, 2001. The Fund currently offers one class of shares to investors. The Fund is a diversified series and its investment objective is to achieve long-term capital appreciation. The Trust may offer shares of new series under the Trust at any time. The Trust's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is, 7760 France Avenue South, Suite 1350, Edina, Minnesota 55435. The Fund's investment adviser is Advanced Capital Advisers, Inc. (the "Adviser").


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

 Federal Income Taxes- The Fund will qualify and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advanced Capital  Advisers,  Inc., 7760 France Avenue South,  Suite 1350, Edina,
     Minnesota 55435, has been a registered investment adviser since March 2001. The Adviser is a wholly-owned subsidiary of Advanced Capital Management, LLC. Arthur B. Carlson III, Chief Investment Officer of Advanced Capital Advisers, Inc., and Managing Director and Chief Investment Officer of Advanced Capital Management, LLC, is the portfolio manager of the Fund. Mr. Carlson also serves as Chairman, President, Secretary, and Treasurer of the Trust.

                                All Sectors Fund
                          Notes to Financial Statements
                    October 31, 2002 - continued (Unaudited)


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Under the Investment Advisery Agreement between the Trust and the Adviser dated April 15, 2002, as subsequently amended Augsut 28, 2002, (the "Advisery Agreement"), the Adviser reviews the portfolio of securities and investments in the Fund, and advises the Fund in the selection, acquisition, holding or sale of securities and makes recommendations with respect to other aspects and affairs of the Fund. The Adviser is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Adviser. As compensation for its services under the Advisery Agreement, the Adviser receives a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund. For the period ended October 31, 2002, the Adviser received a fee of $707 from the Fund. The Adviser has contractually agreed to reimburse expenses (not including taxes, interest and extraordinary expenses) of the Fund and/or waive fees in order to ensure that total Fund operating expenses on an annual basis do not exceed 2.25% for a period ending April 30, 2003. For the period ended October 31, 2002, the Adviser reimbursed Fund expenses of $34,053.

Unified Fund Services, Inc., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Unified Fund Services, Inc. also will serve as fund accountant and transfer agent.

Unified Financial Securities, Inc. serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of November 14, 2001 (the "Distribution Agreement"). Unified Financial Securities, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

The Board of Trustees has adopted a Rule 12b-1 Distribution Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate Unified Financial Securities, Inc. for certain activities relating to shareholder servicing and distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis. Under the Plan, a servicing fee of up to 0.25% may be paid to other broker-dealers, banks, financial institutions and the Adviser for shareholder servicing activities. For the period ended October 31, 2002, Unified Financial Securities, Inc. received $177 from the Fund.


NOTE 4.  INVESTMENTS

For the period ended October 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $484,052 and $322,623, respectively. As of October 31, 2002, the gross unrealized appreciation for all securities totaled $3,448 and the gross unrealized depreciation for all securities totaled $10,926 for a net unrealized depreciation of $7,478. The aggregate cost of securities for federal income tax purposes at October 31, 2002 was $129,727.






                                All Sectors Fund
                          Notes to Financial Statements
                    October 31, 2002 - continued (Unaudited)


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2002, David Holm, 5626 W. Yucca Street, Glendale, AZ 85304, held 35.95% of the outstanding Fund shares.